Investment Objectives and Goals	Sep. 01, 2026
VanEck Emerging Markets High Yield Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Emerging Markets High Yield Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Emerging Markets High Yield Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of ICE BofA Diversified High Yield US Emerging Markets Corporate Plus Index (the “Emerging Markets High Yield Index” or the “Index”).

VanEck Fallen Angel High Yield Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Fallen Angel High Yield Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Fallen Angel High Yield Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of ICE US Fallen Angel High Yield 10% Constrained Index (the “Fallen Angel Index” or the “Index”).

VanEck Green Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Green Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Green Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the S&P Green Bond U.S. Dollar Select Index (the “Green Bond Index” or the “Index”).

VanEck Investment Grade Floating Rate ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck IG Floating Rate ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck IG Floating Rate ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Investment Grade Floating Rate Index (the “Floating Rate Index” or the “Index”).

VanEck Moody's Analytics BBB Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Moody’s Analytics BBB Corporate Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Moody’s Analytics BBB Corporate Bond ETF (the “Fund”) seeks to track, as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Moody’s Analytics® US BBB Corporate Bond Index (the “BBB Index” or the “Index”).

VanEck Moody's Analytics IG Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Moody’s Analytics IG Corporate Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Moody’s Analytics IG Corporate Bond ETF (the “Fund”) seeks to track, as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Moody’s Analytics® US Investment Grade Corporate Bond Index (the “US IG Index” or the “Index”).

VanEck CEF Muni Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck CEF Muni Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck CEF Muni Income ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the S-Network Municipal Bond Closed-End Fund IndexSM (the “CEFMX Index”).

VanEck High-Yield Muni ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck High Yield Muni ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck High Yield Muni ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE Broad High Yield Crossover Municipal Index (the “High Yield Index”).

VanEck Intermediate Muni ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Intermediate Muni ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Intermediate Muni ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE Intermediate AMT-Free Broad National Municipal Index (the “Intermediate Index”).

VanEck Long Muni ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Long Muni ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Long Muni ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE Long AMT-Free Broad National Municipal Index (the “Long Index”).

VanEck Short High Yield Muni ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Short High Yield Muni ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Short High Yield Muni ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE 1-12 Year Broad High Yield Crossover Municipal Index (the “Short High Yield Index”).

VanEck Short Muni ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Short Muni ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Short Muni ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE Short AMT-Free Broad National Municipal Index (the “Short Index”).